SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Basis of Presentation and Restricted Cash) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Dec. 31, 2013
Basis of presentation [Line Items]
Net loss	$ 34,698,251	$ 5,075,122	$ 33,633,793
Excess of current liabilities over current assets	396,938,100
Cash and cash equivalents	37,336,382	38,045,225	$ 99,847,604		$ 86,772,678
Short-term bank borrowings	595,433,960	667,682,811
Unused lines of credit	66,306,284	96,154,884
Maximum capacity of letters of commitment	$ 656,736,068	$ 759,673,982
Subsequent event [Member]
Basis of presentation [Line Items]
Amount of roll-over in short-term loans				$ 83,700,000
Subsequent event [Member] | Forecast [Member]
Basis of presentation [Line Items]
Amount of roll-over in short-term loans				83,700,000
Unused lines of credit				61,000,000
Maximum capacity of letters of commitment				389,900,000
Subsequent event [Member] | Trade financing [Member] | Forecast [Member]
Basis of presentation [Line Items]
Unused lines of credit				59,500,000
Maximum capacity of letters of commitment				101,300,000
Subsequent event [Member] | Short-term bank borrowings [Member] | Forecast [Member]
Basis of presentation [Line Items]
Maximum capacity of letters of commitment				$ 288,600,000